CARES ACT	12 Months Ended
Dec. 31, 2020
Stock Transactions
NOTE 8. - CARES ACT

NOTE 8. – CARES ACT

Paycheck Protection Program (“PPP”) Loan - On April 10, 2020, the Company entered into a U. S. Small Business Administration (“SBA”) Note Payable agreement (the “Note”) with Upstate National Bank (“Lender”) under the Paycheck Protection Program (15 U.S.C. § 636(a)(36)) enacted by Congress under the Coronavirus Aid, Relief and Economic Security Act (the “Act”). The Note provided funding for working capital to the Company in the amount of $957,372 and was restricted to certain uses and could not have been used to repay debt. The interest rate on the Note was fixed at 1.00% and was accrued until forgiveness. The Act (including the guidance issued by SBA and U.S. Department of the Treasury related thereto) provided that all or a portion of this Note could be forgiven upon request from Borrower to Lender, subject to requirements in the Note and Act. The Company received 100% forgiveness of the loan during the fourth quarter of 2020. Total amount forgiven was $963,516 including interest.

Deferral of employment tax deposits and payments – The Act allowed employers to defer the deposit and payment of the employer's share of Social Security taxes through December 31, 2020. The amount deferred was $138,050. The deferred deposits of the employer's share of Social Security tax must be deposited by the following dates to be treated as timely (and avoid a failure to deposit penalty):

•	On December 31, 2021, 50 percent of the eligible deferred amount ($69,025); and

•	On December 31, 2022, the remaining amount.